Long-term Investments, Net	12 Months Ended
Feb. 28, 2022
Equity Method Investments and Joint Ventures [Abstract]
Long-term Investments, Net

7. LONG-TERM INVESTMENTS, NET

The investments as of February 28, 2021 and 2022were as follows:

	As of
	February 28, 2021	February 28, 2022
	RMB	RMB	USD
Equity-method investments:
- FSOL	34,892	—	—
- Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")	1,774	—	—
- Others	118	—	—

Equity investments without readily determinable fair values:
- Huangshan Xingyue Research Travel Education Co., Ltd. (“Huangshan”)	—	500	79
- Nanjing Chengwei Venture Capital Partnership (Limited Partnership) (“Chengwei”)	—	13,500	2,140
Total	36,784	14,000	2,219

The Group purchased 2,564,103 Series B preferred shares and 1,923,077 Series B-2 preferred shares of FSOL in March and April 2020, respectively, with the total cash consideration of US$5,833 to acquire approximately 35.77% of FSOL. The Group accounted for the investment in FSOL under equity-method as the preferred shares were deemed in-substance common stocks and the Group has the ability to exert significant influence. The Group recognized investment loss of RMB2,857 in loss from equity method investments in fiscal year 2021, and RMB460 (US$73) income from equity method investments in fiscal year 2022. The investment was fully impaired for RMB35,332(US$5,601) in fiscal year 2022.

The Group purchased 8.1% equity interest of Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing") in May 2020 with cash consideration of RMB3,000. The Group accounted for the investment in VIP Sing under equity-method as the Group has the ability to exert significant influence through the board seat held by the Group. The Group recognized investment loss of RMB1,226 and RMB1,522(US$241) in loss from equity method investments in fiscal year 2021 and 2022. The investment was fully impaired for RMB252(US$40) in fiscal year 2022.

In January 2022, the Group purchased 15% equity interest of Huangshan with consideration of RMB500. In December 2021 and February 2022, the Group paid considerations of RMB 4,500 and RMB9,000 to purchase equity interest of Chengwei, and the equity interest held by the Group as of February 28, 2022 was 4.08%. The Group also committed to provide further capital investment to Chengwei of RMB31,500 (US$4,993) when requested by Chengwei in future. The Group accounted the investment in Huangshan and Chengwei under equity investments without readily determinable fair values method as the Group had no significant influence over the investee and Huangshan and Chengwei had no readily determinable fair value